Inventories	9 Months Ended
Sep. 30, 2026
Inventory Disclosure [Abstract]
Inventories
7. Inventories:

	September 30, 2026	December 31, 2025
Purchased parts	$1,702	$2,034
Work-in-process	165	199
Finished goods	604	804
	$2,471	$3,037
During the three and nine months ended September 30, 2026, the Company recorded inventory write-downs to net realizable value of approximately $273 and $327, respectively (three and nine months ended September 30, 2025 - nil and $110, respectively).